INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 115,100	$ 100,865
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,267	19,384
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	25,434	28,334
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	69,501	51,620
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 898	$ 1,527